CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common shares	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Total
Balance, beginning of period at Jan. 31, 2024	$ 551,164	$ 494,701	$ (28,586)	$ 220,755
Stock-based compensation expense (Note 17)		9,277
Stock options and share units exercised	10,686	(9,918)
Other comprehensive income (loss), net of income taxes			(5,663)
Net income				69,348	$ 69,348
Balance, end of period at Jul. 31, 2024	561,850	494,060	(34,249)	290,103	1,311,764
Balance, beginning of period at Apr. 30, 2024	557,741	489,378	(35,983)	255,422
Stock-based compensation expense (Note 17)		5,508
Stock options and share units exercised	4,109	(826)
Other comprehensive income (loss), net of income taxes			1,734
Net income				34,681	34,681
Balance, end of period at Jul. 31, 2024	561,850	494,060	(34,249)	290,103	1,311,764
Balance, beginning of period at Jan. 31, 2025	568,339	503,133	(50,497)	364,028	1,385,003
Stock-based compensation expense (Note 17)		8,819
Stock options and share units exercised	15,019	(13,141)
Other comprehensive income (loss), net of income taxes			29,922
Net income				74,264	74,264
Balance, end of period at Jul. 31, 2025	583,358	498,811	(20,575)	438,292	1,499,886
Balance, beginning of period at Apr. 30, 2025	574,816	498,092	(21,243)	400,272
Stock-based compensation expense (Note 17)		4,453
Stock options and share units exercised	8,542	(3,734)
Other comprehensive income (loss), net of income taxes			668
Net income				38,020	38,020
Balance, end of period at Jul. 31, 2025	$ 583,358	$ 498,811	$ (20,575)	$ 438,292	$ 1,499,886